Financial Instruments Were Not Included in Diluted Loss Per Share Calculation (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	22,773,985	22,895,985
Common Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	3,628,000	2,305,000
Common Stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	1,980,318	1,980,318
Unvested Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	0	1,445,000
Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	14,999,000	14,999,000
Contingency shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded potentially dilutive securities	2,166,667	2,166,667